Related Party Transactions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Line Items]
Related Party Transactions

NOTE H — Related Party Transactions

Related Party Transactions — The Company has $1,914 and $178 in current liabilities payable to shareholders as of June 30, 2023 (Successor) and December 31, 2022 (Predecessor), respectively. These related party payables are unsecured and are due on demand.

The Company has $0 and $2,212 in long term liabilities payable to shareholders as of June 30, 2023 (Successor) and December 31, 2022 (Predecessor), respectively.

Share Purchase Option — One of the Company’s significant shareholders owned an option to purchase up to 711,111 membership interests from NET Power, LLC if NET Power, LLC met certain performance conditions, which it did not achieve prior to the close of the Business Combination. Immediately prior to the close of the Business Combination (Note C), the option holder received 247,655 NET Power, LLC membership interests worth approximately $79,054 in exchange for retiring the purchase option. The membership interests converted into 7,905,279 Class A OpCo Units and a corresponding quantity of shares of Class B Common Stock in conjunction with the Business Combination. The loss generated from the settlement of the share purchase option is recorded as Option Settlement — Related Party expense on the Consolidated Statements of Operations and Comprehensive Loss.

JDA — On February 3, 2022, the Company entered into the Original JDA with Baker Hughes Energy Services LLC, which is a shareholder, and its affiliates (collectively “BHES”). The Original JDA’s counterparties subsequently amended the agreement’s terms on June 30, 2022 and December 13, 2022 (the “Amended and Restated JDA”). The Amended and Restated JDA represents a contract that engages BHES to invest in, develop and deploy the NET Power Process in collaboration with the Company. The Amended and Restated JDA entitles BHES to payments of cash, OpCo Units and a corresponding quantity of shares of Class B Common Stock in exchange for services related to the development and commercialization of the technology. The total compensation available to BHES and its affiliates under the Amended and Restated JDA totals $140,000 payable in $70,000 of cash and $70,000 of equity. Expenses incurred under the terms of the Amended and Restated JDA are invoiced quarterly.

The Company records the measurement of services provided by BHES within Research and Development — Related Party on the Consolidated Statement of Operations and Comprehensive Loss. Total Research and Development costs incurred under the terms of the Amended and Restated JDA equaled $11,713 and $5,459 for the period from January 1, 2023 through June 7, 2023 (Predecessor) and the period from June 8, 2023 through June 30, 2023 (Successor), respectively. Total Research and Development costs incurred under the terms of the Amended and Restated JDA equaled $3,745 and $5,771 for the three month and six month periods ended June 30, 2022 (Predecessor), respectively.

The total value of membership interests that the Company used as compensation under the terms of the Amended and Restated JDA totaled $587 and $717 for the three month and six month periods ended June 30, 2022 (Predecessor), respectively. The total value of membership interests that the Company used to compensate BHES under the terms of the Amended and Restated JDA totaled $3,902 during the period from January 1, 2023 (Predecessor) through June 7, 2023 (Predecessor) and totaled $1,959 during the period from April 1, 2023 (Predecessor) through June 7, 2023 (Predecessor).

The combined value of Class A OpCo Units and shares of Class B Common Stock that the Company used to compensate BHES under the terms of the Amended and Restated JDA totaled $147 during the period from June 8, 2023 through June 30, 2023 (Successor).

Reference Note M and Note L for additional quantitative disclosures related to the Amended and Restated JDA.

MSA — A significant shareholder has provided the Company with marketing services, patent administration services and technology maintenance services related to the development of the NET Power Process. The total cost incurred for these services was $79 and $14 during the period from January 1, 2023 through June 7, 2023 (Predecessor) and the period from June 8, 2023 through June 30, 2023 (Successor), respectively. The total cost incurred for these services was $69 and $136 during the three month and six month periods ended June 30, 2022 (Predecessor), respectively. These totals are included in General and Administrative — Related Party on the Consolidated Statements of Operations and Comprehensive Loss.

Another shareholder supports the Company with regard to general business oversight and with the operation of the Demonstration Plant. The total cost incurred for these services was $530 and $87 during the period from January 1, 2023 through June 7, 2023 (Predecessor) and the period from June 8, 2023 through June 30, 2023 (Successor), respectively. The total cost incurred for these services was $305 and $606 during the three month and six month periods ended June 30, 2022 (Predecessor), respectively. These totals are reflected in Research and Development — Related Party on the Consolidated Statements of Operations and Comprehensive Loss.

An entity controlled by a shareholder and former NET Power, LLC board of directors member has provided consulting services to the Company. The total cost incurred for these services was $101 and $14 during the period from January 1, 2023 through June 7, 2023 (Predecessor) and the period from June 8, 2023 through June 30, 2023 (Successor), respectively. The total cost incurred for these services was $58 and $115 during the three month and six month periods ended June 30, 2022 (Predecessor), respectively. These totals are included in General and Administration — Related Party on the Consolidated Statements of Operations and Comprehensive Loss.

A former shareholder previously provided engineering services to the Company. The total cost incurred for these services was $0 during the period from January 1, 2023 through June 7, 2023 (Predecessor) and $0 during the period from June 8, 2023 through June 30, 2023 (Successor), respectively. The total cost for these services was

$84 and $26 during the three month and six month periods ended June 30, 2022 (Predecessor), respectively. These totals are included in General and Administration — Related Party on the Consolidated Statements of Operations and Comprehensive Loss.

RICE ACQUISITION CORP. II [Member]
Related Party Transactions [Line Items]
Related Party Transactions

Note 4. Related Party Transactions

Founder Units and Sponsor Units

On February 10, 2021, the Sponsor received 7,187,500 Class B Units of Opco for no consideration and purchased 7,187,600 of the Company’s Class B ordinary shares, par value $0.0001, 2,500 of the Company’s Class A ordinary shares and 100 Class A Units of Opco for aggregate consideration of $26,000. Of the aggregate consideration, Opco received $1,000 for the Class A Units and the Company received $25,000 for the Class A ordinary shares and the Class B ordinary shares. The Company then subscribed for 2,500 Class A Units of Opco for $25,000.

In June 2021, the Sponsor forfeited 90,000 Class B Units of Opco, and 30,000 Class B Units of Opco were issued to each of the Company’s independent director nominees. The Sponsor transferred a corresponding number of shares of the Company’s Class B ordinary shares to the Company’s independent director nominees. In June 2021, the Company effected a dividend, and Opco effected a distribution, resulting in an aggregate of 8,625,000 Class B ordinary shares and 8,624,900 Class B Units of Opco outstanding, of which the Sponsor owned 8,535,000 of the Company’s Class B ordinary shares and 8,534,900 Class B Units of Opco.

The Sponsor agreed to forfeit up to 1,127,500 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters, so that the Founder Shares would represent 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters fully exercised the over-allotment on June 16, 2021; thus, these 1,127,500 Founder Shares were no longer subject to forfeiture.

The Initial Shareholders agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading-day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

The Company refers to the 8,624,900 Class B ordinary shares and corresponding number of Class B Units of Opco (or the Class A Units of Opco into which such Class B Units will convert) collectively as the “Founder Shares”. The Founder Shares consist of Class B Units of Opco (and any Class A Units of Opco into which such Class B Units are converted) and a corresponding number of Class B ordinary shares, which together will be exchangeable for shares of the Company’s Class A ordinary shares after the time of the initial Business Combination on a one-for-one basis, subject to adjustment as provided herein. The Company refers to the 2,500 Class A ordinary shares and the 100 Class A Units of Opco and a corresponding number of shares of the Company’s non-economic Class B ordinary shares (which together will be exchangeable into Class A ordinary shares after the initial Business Combination on a one-for-one basis) collectively as the “Sponsor Shares”. The Sponsor Units are considered non-redeemable and presented as permanent equity in the Company’s condensed consolidated balance sheets.

The Class B Units of Opco will convert into Class A Units of Opco in connection with the initial Business Combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like and subject to further adjustment as provided herein. The Founder Shares consist of Class B Units of Opco (and any Class A Units of Opco into which such Class B Units are converted) and a corresponding number of Class B ordinary shares, which together will be exchangeable for Class A ordinary shares after the time of the initial Business Combination on a one-for-one basis (subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like), and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts sold in the Initial Public Offering and related to the closing of the Business Combination, the number of Class A Units of Opco into which the Class B Units of Opco will convert may be adjusted (unless the holders of a majority of the outstanding Founder Shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon exchange of all Founder Shares will equal, in the aggregate, on an as-exchanged basis, 20% of the sum of the total outstanding shares of the Company’s ordinary shares upon completion of the Initial Public Offering, plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the Business Combination (excluding the forward purchase securities and any shares or equity-linked securities issued, or to be issued, to any seller in the Business Combination and excluding the Sponsor Shares). In addition, the number of outstanding Class B ordinary shares will be adjusted through a stock split or stock dividend so that the total number of outstanding Class B ordinary shares corresponds to the total number of Class A Units of Opco outstanding (other than those held by the Company) plus the total number of Class A Units Opco into which the Class B Units of Opco are entitled to convert.

The Initial Shareholders agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Units held by them (and any Class A ordinary shares acquired upon exchange of Founder Units) until one year after the date of the consummation of the initial Business Combination or earlier if, subsequent to the initial Business Combination, (i) the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (ii) the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Private Placement Warrants

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 10,900,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant to the Sponsor, generating proceeds of $10.9 million.

Each whole Private Placement Warrant is exercisable for one whole Class A ordinary share at a price of $11.50 per share. A portion of the proceeds from the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.

The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.

Related Party Loans

On February 10, 2021, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This Note was non-interest bearing and payable upon the completion of the Initial Public Offering. As of June 16, 2021, the Company borrowed approximately $167,000 under the Note. The Company repaid the Note in full on December 14, 2021 and borrowing is no longer available.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of March 31, 2023 and December 31, 2022, the Company had no borrowings under the Working Capital Loans.

Administrative Services Agreement

Commencing on June 15, 2021, the date that the Company’s securities were first listed on the New York Stock Exchange, the Company agreed to pay the Sponsor a total of $10,000 per month for office space, secretarial and administrative services provided to the Company. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three months ended March 31, 2023 and 2022, there was $30,000 in fees incurred and paid under this agreement.

In addition, the Sponsor, officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The audit committee will review on a quarterly basis all payments that were made by the Company to the Sponsor, officers or directors, or the Company’s or their affiliates. Any such payments prior to an initial Business Combination will be made from funds held outside the Trust Account. No such amounts were reimbursed or accrued for as of March 31, 2023 and December 31, 2022.

Note 4. Related Party Transactions

Founder Shares and Sponsor Shares

On February 10, 2021, the Sponsor received 7,187,500 Class B Units of Opco for no consideration and purchased 7,187,600 of the Company’s Class B ordinary shares, par value $0.0001, 2,500 of the Company’s Class A ordinary shares and 100 Class A Units of Opco for aggregate consideration of $26,000. Of the aggregate consideration, Opco received $1,000 for the Class A Units and the Company received $25,000 for the Class A ordinary shares and the Class B ordinary shares. The Company then subscribed for 2,500 Class A Units of Opco for $25,000.

In June 2021, the Sponsor forfeited 90,000 Class B Units of Opco, and 30,000 Class B Units of Opco were issued to each of the Company’s independent director nominees. The Sponsor transferred a corresponding number of shares of the Company’s Class B ordinary shares to the Company’s independent director nominees. In June 2021, the Company effected a dividend, and Opco effected a distribution, resulting in an aggregate of 8,625,000 Class B ordinary shares and 8,624,900 Class B Units of Opco outstanding, of which the Sponsor owned 8,535,000 of the Company’s Class B ordinary shares and 8,534,900 Class B Units of Opco.

The Sponsor agreed to forfeit up to 1,127,500 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriter, so that the Founder Shares would represent 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters fully exercised the over-allotment on June 16, 2021; thus, these 1,127,500 Founder Shares were no longer subject to forfeiture.

The Initial Shareholders agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading-day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

The Company refers to the 8,624,900 Class B ordinary shares and corresponding number of Class B Units of Opco (or the Class A Units of Opco into which such Class B Units will convert) collectively as the “Founder Shares”. The Founder Shares consist of Class B Units of Opco (and any Class A Units of Opco into which such Class B Units are converted) and a corresponding number of Class B ordinary shares, which together will be exchangeable for shares of the Company’s Class A ordinary shares after the time of the initial Business Combination on a one-for-one basis, subject to adjustment as provided herein. The Company refers to the 2,500 Class A ordinary shares and the 100 Class A Units of Opco and a corresponding number of shares of the Company’s non-economic Class B ordinary shares (which together will be exchangeable into Class A ordinary shares after the initial Business Combination on a one-for-one basis) collectively as the “Sponsor Shares”. The Sponsor Shares are considered non-redeemable and presented as permanent equity in the Company’s consolidated balance sheets.

The Class B Units of Opco will convert into Class A Units of Opco in connection with the initial Business Combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like and subject to further adjustment as provided herein. The Founder Shares consist of Class B Units of Opco (and any Class A Units of Opco into which such Class B Units are converted) and a corresponding number of Class B ordinary shares, which together will be exchangeable for Class A ordinary shares after the time of the initial Business Combination on a one-for-one basis (subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like), and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts sold in the Initial Public Offering and related to the closing of the Business Combination, the number of Class A Units of Opco into which the Class B Units of Opco will convert may be adjusted (unless the holders of a majority of the outstanding Founder Shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon exchange of all Founder Shares will equal, in the aggregate, on an as-exchanged basis, 20% of the sum of the total outstanding shares of the Company’s ordinary shares upon completion of the Initial Public Offering, plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the Business Combination (excluding the forward purchase securities and any shares or equity-linked securities issued, or to be issued, to any seller in the Business Combination and excluding the Sponsor Shares). In addition, the number of outstanding Class B ordinary shares will be adjusted through a stock split or stock dividend so that the total number of outstanding Class B ordinary shares corresponds to the total number of Class A Units of Opco outstanding (other than those held by the Company) plus the total number of Class A Units Opco into which the Class B Units of Opco are entitled to convert.

The Initial Shareholders agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Units held by them (and any Class A ordinary shares acquired upon exchange of Founder Units) until one year after the date of the consummation of the initial Business Combination or earlier if, subsequent to the initial Business Combination, (i) the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (ii) the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Private Placement Warrants

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 10,900,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant to the Sponsor, generating proceeds of $10.9 million.

Each whole Private Placement Warrant is exercisable for one whole Class A ordinary share at a price of $11.50 per share. A portion of the proceeds from the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.

The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.

Related Party Loans

On February 10, 2021, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This Note was non-interest bearing and payable upon the completion of the Initial Public Offering. As of June 16, 2021, the Company borrowed approximately $167,000 under the Note. The Company repaid the Note in full on December 14, 2021 and borrowing is no longer available.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2022 and 2021, the Company had no borrowings under the Working Capital Loans.

Administrative Services Agreement

Commencing on June 15, 2021, the date that the Company’s securities were first listed on the New York Stock Exchange, the Company agreed to pay the Sponsor a total of $10,000 per month for office space, secretarial and administrative services provided to the Company. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the year ended December 31, 2022 and for the period from February 2, 2021 (inception) through December 31, 2021, there were $120,000 and $65,000 in fees incurred and paid under this agreement, respectively.

In addition, the Sponsor, officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The audit committee will review on a quarterly basis all payments that were made by the Company to the Sponsor, officers or directors, or the Company’s or their affiliates. Any such payments prior to an initial Business Combination will be made from funds held outside the Trust Account. No such amounts were reimbursed or accrued for as of December 31, 2022 and 2021.